N-2	Oct. 01, 2026
Cover [Abstract]
Entity Central Index Key	0001676197
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	APOLLO DIVERSIFIED CREDIT FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
The risk factor titled “Valuation Risk” under “Prospectus Summary – Risks Related to the Fund’s Investments” and “Risk Factors – Risks Related to the Fund’s Investments” in each Prospectus is hereby deleted and replaced with the following:
Valuation Risk. The Fund may invest significantly in securities and instruments for which there is no active public market, limited secondary market activity or observable transaction prices. Unlike exchange-traded or market-priced securities, valuing such assets requires the Adviser, as “valuation designee”, to rely on significant unobservable inputs and to gather and assess investment-specific or market information and to make significant assumptions regarding creditworthiness, future cash flows, discount rates, comparable transaction data and prevailing market conditions that involve substantial professional judgment and depend heavily on the selection of models and inputs. These assumptions may prove incorrect, different methodologies could product different values, and actual disposition values may differ materially from carrying values. Shareholders have limited or no basis to independently verify Level 3 valuations, and the methodologies used by the Adviser may change over time, subject to notification to the Board.
The Fund’s investments generally trade on an “over-the-counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.
The following risk factor is added to the “Prospectus Summary – Risks Related to the Fund’s Investments” and “Risk Factors – Risks Related to the Fund’s Investments” sections in each Prospectus:
Conflicts of Interest in the Fair Value Process. The Adviser and its affiliates may have economic interests that are affected by the valuations they produce, including interests arising from management fees calculated on the basis of NAV, performance-based compensation and other fee arrangements. These interests may create an incentive for the Adviser to produce valuation information that differs from what an independent third party might determine. The Adviser has implemented internal valuation governance procedures, including oversight by a valuation committee, intended to mitigate these conflicts; however, there can be no assurance that such procedures will eliminate conflicts.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. The Fund may invest significantly in securities and instruments for which there is no active public market, limited secondary market activity or observable transaction prices. Unlike exchange-traded or market-priced securities, valuing such assets requires the Adviser, as “valuation designee”, to rely on significant unobservable inputs and to gather and assess investment-specific or market information and to make significant assumptions regarding creditworthiness, future cash flows, discount rates, comparable transaction data and prevailing market conditions that involve substantial professional judgment and depend heavily on the selection of models and inputs. These assumptions may prove incorrect, different methodologies could product different values, and actual disposition values may differ materially from carrying values. Shareholders have limited or no basis to independently verify Level 3 valuations, and the methodologies used by the Adviser may change over time, subject to notification to the Board.
The Fund’s investments generally trade on an “over-the-counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Conflicts of Interest in the Fair Value Process [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest in the Fair Value Process. The Adviser and its affiliates may have economic interests that are affected by the valuations they produce, including interests arising from management fees calculated on the basis of NAV, performance-based compensation and other fee arrangements. These interests may create an incentive for the Adviser to produce valuation information that differs from what an independent third party might determine. The Adviser has implemented internal valuation governance procedures, including oversight by a valuation committee, intended to mitigate these conflicts; however, there can be no assurance that such procedures will eliminate conflicts.